Mid Value Fund | Prospectus Class NAV Shares
MID VALUE FUND
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder fees (%) (fees paid directly from your investment
Shareholder Fees (USD $)	Mid Value Fund Prospectus Class NAV Shares Class NAV
Shareholder fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management fee	Distribution and service (12b-1) fees	Other Expenses	Acquired Fund fees and expenses		Total annual fund operating expenses
Mid Value Fund Prospectus Class NAV Shares Class NAV	1.00%	none	0.05%	0.02%	[1]	1.07%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
Mid Value Fund Prospectus Class NAV Shares Class NAV	109	340	590	1,306

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P Midcap 400 Index ($501 million to $13.7 billion as of October 31, 2012) or the Russell Midcap Value Index ($313 million to $19.1 billion as of October 31, 2012). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:
  Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
  Demonstrated or potentially attractive operating margins, profits and/or cash flow;
  Sound balance sheets and other positive financial characteristics;
  Stock ownership by management/employees; and
  Experienced and capable management.
The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadviser believes will provide an opportunity for substantial appreciation. These situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.
Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Value investment style risk The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.
Past Performance
This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.
Calendar year total returns for Class NAV:

Year-to-date: 16.71% (Quarter ended 09/30/2012) Best Quarter: 23.03% (Quarter ended 6/30/2009) Worst Quarter: −17.59% (Quarter ended 9/30/2011)
Average Annual Total Returns for period ended 12/31/2011
Average Annual Total Returns Mid Value Fund Prospectus Class NAV Shares		One Year	Since Inception	Date of Inception
Class NAV before tax		(5.04%)	15.76%	Jan. 02, 2009
Class NAV after tax on distributions	[1]	(8.52%)	13.02%	Jan. 02, 2009
Class NAV after tax on distributions, with sale	[1]	(1.06%)	12.52%	Jan. 02, 2009
Russell Mid Cap Value Index		(1.38%)	18.19%	Jan. 02, 2009
[1]	After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.